UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-104.6%

Alabama-3.9%
$3,781,000	Alabama Housing Finance Authority, Multi-Family Housing, Phoenix Apartments Project-Series A (LOC: Regions Bank) 0.800%, 01/01/2036 (Putable on 08/04/2016) (a)	$3,781,000
7,030,000	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, National Rural Utilities Finance-Series A 0.875%, 11/15/2038 (Putable on 11/15/2016) (a)	7,030,000
2,000,000	Chatom Industrial Development Board Pollution Control Revenue, National Rural Utilities Finance-Series C 0.875%, 12/01/2024 (Putable on 12/01/2016) (a)	2,000,000
1,650,000	Chatom Industrial Development Board Revenue, National Rural Utilities Finance-Series A 1.000%, 08/01/2037 (Putable on 08/01/2016) (a)	1,650,000
17,000,000	Health Care Authority for Baptist Health Revenue-Series B 0.800%, 11/01/2042 (Putable on 08/04/2016) (a)	17,000,000
2,200,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty Municipal) 0.850%, 11/15/2037 (Putable on 08/05/2016) (a)	2,200,000
7,300,000	Tuscaloosa County Industrial Development Authority 0.700%, 09/01/2020 (Putable on 08/03/2016) (a)	7,300,000
		40,961,000
Arizona-4.4%
15,400,000	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project 1.050%, 09/01/2024 (Putable on 09/01/2016) (a)	15,398,768
31,000,000	Phoenix Industrial Development Authority, Solid Waste Revenue, Republic Services, Inc. Project 0.900%, 12/01/2035 (Putable on 08/01/2016) (a)	31,000,000
		46,398,768
Arkansas-0.9%
500,000	Baxter County, Regional Medical Center-Series A 5.000%, 09/01/2017	519,675
8,500,000	City of Blytheville Revenue, Nucor Corp. Project 0.700%, 01/02/2033 (Putable on 08/03/2016) (a)	8,500,000
		9,019,675
California-5.4%
3,500,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project-Series A 1.650%, 07/01/2031 (Putable on 05/01/2017) (a)	3,513,755
5,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 1.050%, 11/01/2038 (Putable on 05/01/2017) (a)	5,009,250
750,000	California State Public Works Board Lease Revenue, Department of Corrections-Series A 5.250%, 09/01/2016	752,917
540,000	California Statewide Communities Development Authority Industrial Development Revenue- Spratling-Cranor Properties LLC-Series A (LOC: City National Bank) 1.650%, 06/01/2020 (Putable on 08/03/2016) (a)	540,000
15,000,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.550%, 11/01/2036 (Putable on 08/02/2016) (a)	15,000,000
15,075,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.550%, 11/01/2036 (Putable on 08/03/2016) (a)	15,075,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
13,600,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.600%, 11/01/2036 (Putable on 08/04/2016) (a)	13,600,000
3,300,000	Riverside County Industrial Development Authority, Universal Forest Products (LOC: JPMorgan Chase Bank NA) 0.570%, 08/01/2029 (Putable on 08/04/2016) (a)	3,300,000
150,000	Yuba City Redevelopment Agency, Refunding Tax Allocation 2.000%, 09/01/2016	150,128
		56,941,050
Colorado-0.1%
550,000	Colorado Health Facilities Authority, Covenant Retire Community Obligation 2.000%, 12/01/2016	552,118
235,000	E-470 Public Highway Authority-Series D1 (CS: NATL-RE) 5.250%, 09/01/2016	235,902
		788,020
Connecticut-1.0%
1,000,000	City of Groton, Bond Anticipation Notes 2.000%, 10/05/2016	1,001,980
3,465,000	City of New Britain, Bond Anticipation Notes 2.000%, 03/23/2017	3,494,695
5,600,000	State of Connecticut, General Obligation-Series B 4.000%, 05/15/2018	5,918,696
		10,415,371
District of Columbia-0.7%
7,500,000	Washington Metropolitan Area Transit Authority-Series A 4.000%, 07/01/2017	7,727,175
Florida-3.7%
300,000	City of Tallahassee Revenue, Tallahassee Memorial Healthcare, Inc. Project-Series A 5.000%, 12/01/2016	304,071
27,100,000	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B 1.100%, 02/01/2029 (Putable on 08/04/2016) (a)	27,100,000
11,355,000	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local) 0.915%, (US0001M*1+ 45.000 bps) 05/20/2029 (Putable on 08/01/2016) (a)(b)	11,355,000
200,000	Mid-Bay Bridge Authority-Series C 5.000%, 10/01/2016	201,310
		38,960,381
Georgia-0.1%
650,000	Bartow County Development Authority, Georgia Power Company Plant 2.375%, 09/01/2029 (Putable on 08/10/2017) (a)	658,444
800,000	Douglas County Development Authority, Electrical Fiber Systems Project (LOC: Regions Bank) 0.890%, 12/01/2021 (Putable on 08/04/2016) (a)	800,000
		1,458,444
Illinois-5.5%
33,470,000	Chicago Board of Education-Series-DCL-2012-001 (LOC: Dexia Credit Local) 1.000%, 12/01/2034 (Putable on 08/04/2016) (a)(b)	33,470,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
2,285,000	Chicago Board of Education, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 12/01/2016	2,318,932
200,000	City of Chicago 5.500%, 01/01/2017	203,338
1,250,000	City of Chicago IL Wastewater Transmission Revenue, Second Lien-Series C 4.000%, 01/01/2017	1,264,925
140,000	Cook County, High School District No. 202, Evanston Township 4.000%, 12/01/2016	141,597
535,000	Illinois Finance Authority Educational Revenue, Noble Network of Charter Schools 2.000%, 09/01/2016	535,358
230,000	Illinois Finance Authority Industrial Development Revenue, Church Road Partnership (LOC: JPMorgan Chase Bank) 0.860%, 10/01/2017 (Putable on 08/04/2016) (a)	230,000
250,000	Illinois Finance Authority, Silver Cross Hospital & Medical 5.000%, 08/15/2016	250,353
210,000	Joilet Park District, General Obligation-Series A 3.000%, 02/01/2017	212,253
4,400,000	Springfield Airport Authority, Allied-Signal, Inc. Project 5.000%, 09/01/2018 (Putable on 08/03/2016) (a)	4,400,000
2,550,000	State of Illinois, General Obligation 5.000%, 01/01/2018	2,557,803
2,250,000	Town of Cicero, General Obligation-Series A 4.000%, 01/01/2017	2,280,128
10,000,000	University of Illinois, VAR-Util Infrastructure Project 0.990%, 08/15/2021 (Putable on 08/04/2016) (a)	10,000,000
155,000	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project (LOC: BMO Harris Bank N.A.) 0.900%, 08/01/2017 (Putable on 08/04/2016) (a)	155,000
500,000	Village of Oak Lawn, General Obligation (CS: Assured Guaranty Municipal) 2.500%, 12/01/2016	503,185
		58,522,872
Indiana-8.0%
345,000	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.) 0.750%, 09/01/2020 (Putable on 08/03/2016) (a)	345,000
6,880,000	Elkhart County Revenue (CS: Pedcor Invts-2000-xli LP) 0.730%, 01/01/2035 (Putable on 08/04/2016) (a)	6,880,000
400,000	Gary Chicago International Airport Authority 5.000%, 02/01/2017	406,632
2,500,000	Indiana Finance Authority Economic Development, Republic Services, Inc. Project-Series A 0.800%, 05/01/2034 (Putable on 09/01/2016) (a)	2,500,100
11,385,000	Indiana Finance Authority, Environmental Improvement Revenue, Mittal Steel U.S.A., Inc. Project (LOC: Banco Bilbao Vizcaya Argentaria) 0.710%, 08/01/2030 (Putable on 08/03/2016) (a)	11,385,000
58,950,000	Indiana Finance Authority, Multifamily HSG Revenue (LIQ FAC: CitiGroup) 0.900%, 10/26/2017 (Putable on 08/04/2016) (a)	58,950,000
4,000,000	Indiana Health Facility Financing Authority, Ascension Health-Series CR-A-1 5.000%, 10/01/2027 (Putable on 06/01/2017) (a)	4,144,400
		84,611,132

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
Iowa-1.4%
1,090,000	Iowa Finance Authority, Pella Regional Health Center Project 5.000%, 12/01/2017	1,105,162
1,250,000	Iowa Higher Education Loan Authority, Anticipation Notes, Private Education Working Capital 2.500%, 05/11/2017	1,265,100
12,000,000	State Finance Authority Midwestern Disaster Area Economic Development, CJ Bio America Inc. Project (LOC: Korea Development Bank) 0.620%, 04/01/2022 (Putable on 08/04/2016) (a)	12,000,000
		14,370,262
Kansas-0.2%
1,000,000	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.100%, 03/01/2027 (Putable on 08/04/2016) (a)	1,000,000
1,000,000	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.150%, 02/01/2029 (Putable on 08/04/2016) (a)	1,000,000
		2,000,000
Kentucky-0.5%
5,000,000	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B 1.050%, 08/15/2023 (Putable on 08/15/2016) (a)	4,999,850
Louisiana-6.5%
14,200,000	East Baton Rouge Parish Industrial Development Board, Solid Waste Disposal, Georgia Pacific Corp. Project 0.600%, 06/01/2029 (Putable on 08/03/2016) (a)(b)	14,200,000
4,600,000	Jefferson Parish Industrial Development Board, Sara Lee Corp. Project 0.780%, 06/01/2024 (Putable on 08/01/2016) (a)	4,600,000
1,735,000	Louisiana Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A (LOC: Regions Bank) 0.820%, 12/01/2032 (Putable on 08/04/2016) (a)	1,735,000
5,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, VAR-Sub Lien-East Baton Rouge 1.027%, (US0001M*0.7+ 70.000 bps) 02/01/2049 (Putable on 08/01/2016) (a)	4,957,400
495,000	Louisiana Offshore Terminal Authority, Loop LLC Project-Series B-1A1 (CS: Loop LLC) 1.375%, 10/01/2037 (Putable on 10/01/2016) (a)	495,317
430,000	Louisiana Public Facilities Authority, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank NA) 0.980%, 07/01/2033 (Putable on 08/04/2016) (a)	430,000
2,000,000	New Orleans Aviation Board-Series B2 5.000%, 01/01/2017	2,034,900
1,290,000	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank) 2.460%, 09/01/2021 (Putable on 08/04/2016) (a)	1,290,000
230,000	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC (LOC: Regions Bank) 0.890%, 12/01/2016 (Putable on 08/04/2016) (a)	230,000
6,900,000	Parish of Ascension, BASF Corp. Project 0.550%, 12/01/2027 (Putable on 08/03/2016) (a)	6,900,000
12,300,000	Parish of Ascension, Variable Rate Demand Revenue, BASF Corp. 0.550%, 03/01/2025 (Putable on 08/03/2016) (a)	12,300,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
20,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.) 0.850%, 03/15/2025 (Putable on 03/15/2017) (a)	20,000,000
		69,172,617
Maryland-2.5%
775,000	Maryland Economic Development Corp., Bindagraphics, Inc. Facilities 0.940%, 09/01/2017 (Putable on 08/05/2016) (a)	775,000
625,000	Maryland Economic Development Corp., Bindagraphics, Inc. Project 0.920%, 07/01/2021 (Putable on 08/04/2016) (a)	625,000
330,000	Maryland Economic Development Corp., Games Lithographing Co. Facilities 0.940%, 05/01/2017 (Putable on 08/05/2016) (a)	330,000
7,125,000	Maryland Economic Development Corp., Linemark Printing Project 0.940%, 12/01/2033 (Putable on 08/05/2016) (a)	7,125,000
1,090,000	Maryland Economic Development Corp., Redrock LLC Facilities 0.940%, 11/01/2022 (Putable on 08/05/2016) (a)	1,090,000
13,900,000	Maryland Industrial Development Financing Authority, Various Refunding Occidental Petroleum Corp. 0.620%, 03/01/2030 (Putable on 08/03/2016) (a)	13,900,000
2,570,000	Washington County, Conservit, Inc. Facilities 0.940%, 02/01/2023 (Putable on 08/05/2016) (a)	2,570,000
		26,415,000
Massachusetts-0.3%
2,500,000	Massachusetts Development Finance Agency 0.900%, 08/16/2016	2,499,975
1,165,000	Massachusetts Development Finance Agency, Seven Hills Obligated Group 3.000%, 09/01/2016	1,166,584
		3,666,559
Michigan-1.8%
125,000	Michigan Finance Authority, Refunding College for Studies 3.000%, 12/01/2016	125,856
19,135,000	Michigan State Housing Development Authority-Series A (SPA: JPMorgan Chase Bank NA) 0.620%, 10/01/2037 (Putable on 08/01/2016) (a)	19,135,000
		19,260,856
Mississippi-7.0%
6,495,000	Mississippi Business Finance Corp., Hattiesburg Clinic Professional Association Project (LOC: Regions Bank) 0.750%, 11/01/2026 (Putable on 08/04/2016) (a)	6,495,000
63,000,000	Mississippi Business Finance Corp., PSL-North America LLC Project-Series A (LOC: ICICI Bank) 3.000%, 11/01/2032 (Putable on 08/04/2016) (a)	63,000,000
4,080,000	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank) 0.750%, 03/01/2033 (Putable on 08/04/2016) (a)	4,080,000
		73,575,000
Missouri-0.1%
300,000	Missouri Development Finance Board, Independence Centerpoint Project-Series B 3.000%, 04/01/2017	304,041

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
200,000	Missouri Development Finance Board, Independence Events Center Project-Series A 3.000%, 04/01/2017	202,694
		506,735
New Hampshire-0.9%
995,000	New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project-Series A 4.000%, 01/01/2017	1,006,462
8,700,000	New Hampshire State Business Finance Authority Poll Control 0.900%, 08/22/2016	8,699,913
		9,706,375
New Jersey-10.3%
7,338,619	Borough of Keansburg, Bond Anticipation Notes General Obligation 2.000%, 06/22/2017	7,415,161
13,295,000	Borough of Keansburg, Bond Anticipation Notes General Obligation 2.000%, 08/02/2017	13,439,916
4,632,928	Borough of Union Beach, Bond Anticipation Notes 2.000%, 03/01/2017	4,664,756
500,000	Casino Reinvestment Development Authority-Series D 4.000%, 11/01/2016	502,100
2,189,765	City of Linwood, Bond Anticipation Notes General Obligation 2.000%, 07/27/2017	2,212,933
8,799,000	City of Newark, General Obligation 2.500%, 12/06/2016	8,827,421
2,000,000	Middle Township School District, Temporary Notes General Obligation 2.000%, 09/15/2016	2,002,680
1,270,000	New Jersey Economic Development Authority-Series H 1.340%, (MUNIPSA*1+ 90.000 bps) 02/01/2017 (Putable on 08/04/2016) (a)	1,270,114
2,000,000	New Jersey Economic Development Authority-Series K 1.170%, (MUNIPSA*1+ 73.000 bps) 02/01/2017 (Putable on 08/04/2016) (a)	1,998,200
26,300,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project-Series B (LOC: Sovereign Bank N.A.) 0.730%, 07/01/2030 (Putable on 08/03/2016) (a)	26,300,000
2,000,000	New Jersey Educational Facilities Authority, Higher Educational Camp Improvement-Series A (CS: AGM) 5.000%, 09/01/2016	2,005,600
4,200,000	New Jersey Higher Education Student Assistance Authority, AMT-Student Loan Recovery-Series 1A 5.000%, 12/01/2016	4,254,348
5,000,000	New Jersey Transportation Trust Fund Authority, Transportation System-Series A 5.000%, 12/15/2017	5,267,250
6,341,400	Township of Irvington, General Obligation 3.000%, 06/16/2017	6,383,126
3,971,393	Township of Jackson, Bond Anticipation Notes-Series A 2.000%, 08/03/2016	3,971,631
18,102,622	Township of Toms River, Bond Anticipation Notes General Obligation 2.000%, 06/21/2017	18,302,113
		108,817,349
New York-12.8%
7,000,000	Alden Central School District, Bond Anticipation Notes General Obligation (CS: State Aid Withholding) 2.000%, 06/21/2017	7,075,880
5,500,000	Binghamton City School District, Bond Anticipation Notes General Obligation (CS: State Aid Withholding) 1.500%, 06/30/2017	5,533,440

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
8,350,000	City of Dunkirk, Bond Anticipation Notes 2.000%, 03/23/2017	8,407,949
596,000	County of Rockland, Bond Anticipation Notes-Series A 2.000%, 12/01/2016	598,509
7,000,000	County of Rockland, Tax Anticipation Notes 2.000%, 03/16/2017	7,056,420
3,600,000	Dunkirk City School District, Bond Anticipation Notes General Obligation (CS: State Aid Withholding) 2.000%, 07/26/2017	3,641,544
2,500,000	East Greenbush Central School District, Bond Anticipation Notes General Obligation-Series B 2.000%, 02/10/2017	2,516,700
13,000,000	Fonda-Fultonville Central School District, Bond Anticipation Notes General Obligation 2.000%, 08/04/2017	13,152,490
1,000,000	Forestville Central School District, Bond Anticipation Notes General Obligation (CS: State Aid Withholding) 2.000%, 06/07/2017	1,009,770
5,110,000	Jamestown City School District, General Obligation (CS: State Aid Withholding) 2.000%, 06/22/2017	5,170,656
6,825,000	Lackawanna City School District, Bond Anticipation Notes 2.000%, 03/02/2017	6,867,656
10,000,000	Nassau County, Revenue Anticipation Notes General Obligation-Series A 2.000%, 12/07/2016	10,047,100
5,000,000	Nassau Health Care Corp., Revenue Anticipation Notes 2.000%, 01/17/2017	5,018,550
1,145,000	New York City Housing Development Corp.-Series E-1-A 0.750%, 11/01/2016	1,145,034
295,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 1.040%, 08/01/2017 (Putable on 08/04/2016) (a)	295,000
810,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 1.040%, 08/01/2020 (Putable on 08/04/2016) (a)	810,000
17,600,000	New York Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series 2012 0.850%, 05/01/2030 (Putable on 08/01/2016) (a)	17,600,000
300,000	Otsego County Capital Resource Corp. 3.000%, 10/01/2016	300,978
4,715,000	Port Authority of New York & New Jersey-Series 188 5.000%, 05/01/2017	4,869,181
2,120,000	Rockland County, General Obligation 5.000%, 03/01/2017	2,169,205
1,125,000	Rockland County, General Obligation-Series A (CS: AGM) 5.000%, 03/01/2017	1,151,775
4,000,000	Salmon River Central School District, Anticipation Notes General Obligation (CS: State Aid Withholding) 2.000%, 06/16/2017	4,034,600
3,500,000	Sayville Union Free School District, Bond Anticipation Notes 1.500%, 09/29/2016	3,502,695
3,000,000	Town of Oyster Bay, Bond Anticipation Notes General Obligation-Series A 2.750%, 02/03/2017	3,005,370
6,257,000	Town of Salina, Bond Anticipation Notes General Obligation 2.000%, 06/16/2017	6,324,888
13,757,000	Utica School District, Bond Anticipation Notes General Obligation (CS: State Aid Withholding) 2.000%, 07/21/2017	13,861,416

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
300,000	Westchester Tobacco Asset Securitization Corp. 5.000%, 06/01/2026	300,426
		135,467,232
North Carolina-3.9%
18,900,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series A 0.700%, 11/01/2033 (Putable on 08/03/2016) (a)	18,900,000
13,100,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series B 0.700%, 11/01/2033 (Putable on 08/03/2016) (a)	13,100,000
9,500,000	North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series B 0.850%, 12/01/2020 (Putable on 09/01/2016) (a)	9,500,000
		41,500,000
North Dakota-2.3%
24,700,000	Mercer County Pollution Control 0.800%, 08/04/2016	24,700,000
Ohio-2.2%
4,080,000	Cleveland-Cuyahoga County Port Authority, CBT Project 0.720%, 06/01/2031 (Putable on 08/04/2016) (a)	4,080,000
5,000,000	Ohio Air Quality Development Authority, First Energy Generation Corp.-Series S (CS: FirstEnergy Generation Corp.) 3.750%, 12/01/2023 (Putable on 12/03/2018) (a)	5,055,550
2,400,000	Ohio Water Development Authority, FirstEnergy Generation Project-Series A 2.250%, 08/01/2029 (Putable on 09/15/2016) (a)	2,399,664
2,700,000	State of Ohio Revenue, Universal Forest Products (LOC: JPMorgan Chase Bank NA) 0.620%, 10/01/2020 (Putable on 08/04/2016) (a)	2,700,000
9,000,000	State of Ohio, University Hospital Health 0.740%, 01/15/2045 (Putable on 08/01/2016) (a)	9,000,000
		23,235,214
Oregon-2.1%
250,000	City of Forest Grove, Pacific University 3.000%, 05/01/2017	253,453
4,325,000	Gilliam County, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 1.200%, 08/01/2025 (Putable on 05/01/2017) (a)(b)	4,330,190
2,000,000	State of Oregon Housing & Community Services Department Revenue, Holiday Garden Apartments Project-Series D 0.800%, 08/01/2018 (Putable on 08/01/2016) (a)	2,000,000
15,550,000	State of Oregon, Adjustable Refunding, Georgia-Pacific Corp. Project 0.600%, 12/01/2025 (Putable on 08/03/2016) (a)	15,550,000
		22,133,643
Pennsylvania-4.8%
5,000,000	Beaver County Industrial Development Authority, FirstEnergy Generation Project-Series B 2.500%, 12/01/2041 (Putable on 06/01/2017) (a)	4,987,300
4,000,000	Cumberland County, Municipal Authority, AICUP Financing Program, Messiah College 3.000%, 05/01/2044 (Putable on 05/01/2017) (a)	4,055,560
290,000	Cumberland County, Municipal Authority, Diakon Lutheran Social Ministries 4.000%, 01/01/2017	293,642
10,000,000	Dallastown Area School District 1.540%, (MUNIPSA+ 0.000 bps) 04/14/2017 (Putable on 10/01/2016) (a)	10,054,200

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
165,000	East Hempfield Township Industrial Development Authority, Willow Valley Communities 1.000%, 12/01/2016	165,043
6,050,000	Emmaus General Authority (SPA: Wells Fargo Bank N.A.) 0.470%, 12/01/2028 (Putable on 08/03/2016) (a)	6,050,000
815,000	Franklin County Industrial Development Authority, Precast System LLC Project-Series A 0.940%, 11/01/2021 (Putable on 08/05/2016) (a)	815,000
480,000	Lancaster Industrial Development Authority, Henry Molded Products-Series C 0.940%, 02/01/2020 (Putable on 08/04/2016) (a)	480,000
8,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. 0.850%, 08/01/2045 (Putable on 08/01/2016) (a)	8,000,000
6,270,000	Pennsylvania Higher Educational Facilities Authority, VAR-AICUP Financing Program 3.000%, 05/01/2033 (Putable on 05/01/2017) (a)	6,368,376
1,300,000	Pennsylvania Higher Educational Facilities Authority, Variable AICUP Financing Program-Series T2 1.000%, 05/01/2030 (Putable on 05/01/2017) (a)	1,301,157
3,075,000	Philadelphia School District General Obligation-Series B (CS: State Aid Withholding) 5.000%, 09/01/2016	3,084,533
3,400,000	Philadelphia School District General Obligation-Series D (CS: State Aid Withholding) 5.000%, 09/01/2016	3,410,540
730,000	York County Industrial Development Authority, Riach Family, Ltd. Partners Project 0.940%, 03/01/2020 (Putable on 08/05/2016) (a)	730,000
705,000	York County Industrial Development Authority, York Sheet Metal Project 0.920%, 08/01/2018 (Putable on 08/03/2016) (a)	705,000
		50,500,351
Puerto Rico-0.8%
500,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017	509,810
2,590,000	Commonwealth of Puerto Rico, Public Improvement Bonds (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	2,683,396
670,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2017	691,051
1,580,000	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	1,629,644
250,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2017	252,380
1,465,000	Puerto Rico Highways & Transportation Authority-Series AA (CS: NATL-RE) 5.500%, 07/01/2017	1,507,309
1,100,000	Puerto Rico Highways & Transportation Authority-Series E (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	1,139,754
550,000	Puerto Rico Municipal Finance Agency-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2016	550,000
		8,963,344

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
Rhode Island-0.1% (c)
500,000	Providence Redevelopment Agency Revenue-Series A 3.000%, 04/01/2017	505,640
Tennessee-2.6%
24,000,000	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project 0.850%, 07/02/2035 (Putable on 08/01/2016) (a)	24,000,000
2,820,000	Sevier County Public Building Authority, Local Government Public Improvement (CS: AMBAC, LOC: KBC Bank NV) 2.660%, 06/01/2026 (Putable on 08/04/2016) (a)	2,820,000
1,050,000	Tennessee State School Bond Authority, Refunding higher Educational Facilities-Series C 5.000%, 05/01/2017	1,068,323
		27,888,323
Texas-3.1%
15,000,000	Calhoun County Navigation Industrial Development Authority, British Petroleum Co. 0.730%, 01/01/2024 (Putable on 08/03/2016) (a)	15,000,000
2,635,000	City of Wichita Falls TX Water & Sewer System 2.000%, 08/01/2017	2,668,622
2,000,000	Dallas Independent School District, Multi-Modal School Building-Series B-1 3.000%, 02/15/2036 (Putable on 02/15/2017) (a)	2,025,420
4,680,000	Dallas Independent School District, Multi-Modal School Building-Series B-2 4.000%, 02/15/2036 (Putable on 02/15/2018) (a)	4,918,820
220,000	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. 1.400%, 02/15/2017	220,209
7,000,000	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc. Project 0.900%, 01/01/2026 (Putable on 08/01/2016) (a)	7,000,000
180,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 3.000%, 07/01/2017	182,581
170,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 3.000%, 07/01/2018	174,201
130,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 3.000%, 07/01/2017	130,627
125,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 3.000%, 07/01/2018	125,739
		32,446,219
Utah-0.0% (c)
220,000	Salt County Lake Revenue, Westminster College 2.000%, 10/01/2016	220,277
Virginia-1.3%
13,700,000	Campbell County Industrial Development Authority, Solid Waste Disposal Facility Revenue, Georgia Pacific Corp. Project 0.600%, 12/01/2019 (Putable on 08/03/2016) (a)(b)	13,700,000
Washington-0.2%
1,400,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series E (LOC: KeyBank N.A.) 0.940%, 08/01/2033 (Putable on 08/04/2016) (a)	1,400,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
1,090,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series F (LOC: KeyBank N.A.) 0.940%, 11/01/2023 (Putable on 08/04/2016) (a)	1,090,000
		2,490,000
West Virginia-2.3%
24,000,000	West Virginia Economic Development Authority, Appalachian Power Co.-Series A 0.750%, 02/01/2036 (Putable on 08/04/2016) (a)	24,000,000
Wisconsin-0.6%
2,165,000	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc. Project (LOC: BMO Harris Bank N.A.) 0.900%, 11/01/2042 (Putable on 08/04/2016) (a)	2,165,000
1,575,000	Mequon Industrial Development Revenue, SPI Lighting (LOC: BMO Harris Bank N.A.) 0.900%, 12/01/2023 (Putable on 08/04/2016) (a)	1,575,000
500,000	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.) 0.900%, 08/01/2020 (Putable on 08/04/2016) (a)	500,000
2,610,000	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.) 0.900%, 11/01/2036 (Putable on 08/04/2016) (a)	2,610,000
		6,850,000
Wyoming-0.3%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A 0.750%, 06/01/2024 (Putable on 08/03/2016) (a)	2,855,000
	Total Municipal Bonds (Cost $1,105,484,932)	1,105,749,734

Shares

Money Market Funds-0.0% (c)
53,224	BlackRock Liquidity Funds: MuniCash Portfolio, Institutional Shares, 0.25%	53,224
	Total Money Market Funds (Cost $53,224)	53,224
Total Investments (Cost $1,105,538,156) (d) -104.6%		1,105,802,958
Liabilities in Excess of Other Assets-(4.6)%		(48,233,126)
TOTAL NET ASSETS 100.0%		$1,057,569,832

Percentages are stated as a percent of net assets.

(a) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2016.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 7.3% of the Fund’s net assets.

(c) Amount is less than 0.05%.

(d) See Note 2 for the cost of investments for federal tax purposes.

AGM-Assured Guaranty Municipal Corp.

AMBAC-American Municipal Bond Assurance Corp.

ARN-Auction Rate Note

CS-Credit Support

CSP-Continental Structural Plastics

LIQ FAC-Liquidity Facility

NA-North America

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SPA-Standby Purchase Agreement

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-100.2%

Alabama-4.9%
$750,000	Alabama Industrial Development Solid Waste Disposal Revenue (CS: OfficeMax, Inc.) 6.450%, 12/01/2023	$751,245
500,000	Alabama Special Care Facilities Financing Authority-Birmingham Revenue, Methodist Homes for the Aging-Series 2015-1 5.250%, 06/01/2025	553,125
45,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2017	45,207
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2018	50,477
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2019	50,520
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2020	50,508
50,000	City of Jemison AL Water & Sewer-Series A 3.000%, 03/01/2021	50,384
290,000	City of Jemison AL Water & Sewer-Series A 3.500%, 03/01/2026	293,770
850,000	Health Care Authority for Baptist Health Revenue-Series D 5.000%, 11/15/2021	852,881
2,855,000	Jefferson County Ltd. Obligation School Warrants-Series A 4.750%, 01/01/2025	2,877,640
250,000	Jefferson County Ltd. Obligation School Warrants-Series A 5.250%, 01/01/2017	253,567
160,000	Jefferson County, Capital Improvement Warrants-Series A (CS: NATL-RE) 5.000%, 04/01/2023	162,754
65,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2017	65,367
65,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2018	65,892
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2019	71,272
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2020	71,359
70,000	Jemison Public Building Authority, Municipal Projects-Series B 3.000%, 03/01/2021	71,261
400,000	Jemison Public Building Authority, Municipal Projects-Series B 3.500%, 03/01/2026	413,296
445,000	Selma Industrial Development Board Revenue, Zilkha Biomass Selma LLC Project 7.500%, 05/01/2025 (a)	449,899
		7,200,424
Arizona-1.8%
225,000	Industrial Development Authority of the City of Phoenix Revenue, Freedom Academy, Inc. (CS: Freedom Academy, Inc.) 3.875%, 07/01/2021 (a)	227,354
225,000	La Paz County Industrial Development Authority Revenue, Charter School Solutions-Harmony Public School Project-Series A 5.000%, 02/15/2021 (a)	250,497
500,000	La Paz County Industrial Development Authority Revenue, Charter School Solutions-Harmony Public School Project-Series A 5.000%, 02/15/2026 (a)	585,995
1,000,000	Mohave County Industrial Development Authority, Prison LLC Expansion Project (CS: Mohave Prison LLC) 8.000%, 05/01/2025	1,039,790

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
200,000	Phoenix Industrial Development Authority, AZ GFF Tiyan LLC (Guam annual appropriation) 5.000%, 02/01/2018	206,580
175,000	Phoenix Industrial Development Authority, Basis School, Inc. 3.000%, 07/01/2020 (a)	180,017
145,000	Phoenix Industrial Development Authority, Legacy Traditional Schools Project-Series A 4.750%, 07/01/2019 (a)	151,851
		2,642,084
California-5.5%
250,000	California Municipal Finance Authority, Julian Charter School Project-Series A 5.000%, 03/01/2025 (a)	263,720
2,500,000	California School Finance Authority, Ocean Charter School 6.000%, 01/01/2019 (a)	2,503,350
450,000	City of Roseville, HP Campus Oaks, Community Facilities District 4.000%, 09/01/2026	461,641
180,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 4.625%, 06/01/2021	181,424
140,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 5.000%, 06/01/2021	141,155
1,175,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.550%, 11/01/2036 (Putable on 08/02/2016) (b)	1,175,000
1,125,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.550%, 11/01/2036 (Putable on 08/03/2016) (b)	1,125,000
1,150,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.600%, 11/01/2036 (Putable on 08/04/2016) (b)	1,150,000
985,000	Tobacco Securitization Authority of Northern California Revenue-Series A-2 5.400%, 06/01/2027 (Putable on 06/01/2027)	1,003,410
		8,004,700
Colorado-1.5%
110,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.-Series B 3.150%, 12/01/2018	110,155
1,530,000	Colorado Housing & Finance Authority Economic Development, Pacific Instruments Project (LOC: Wells Fargo Bank N.A.) 0.620%, 08/01/2020 (Putable on 08/04/2016) (b)	1,530,000
500,000	Lambertson Farms Metropolitan District No. 1, General Obligation 5.000%, 12/15/2025	512,305
		2,152,460
Connecticut-1.3%
1,400,000	Connecticut State Health & Educational Facility Authority Revenue, Church Home Of Hartford, Inc. Project-Series B-1 (CS: Church Home Of Hartford) 3.250%, 09/01/2021 (a)	1,411,368
500,000	Mohegan Tribe of Indians of Connecticut Revenue-Series C 4.750%, 02/01/2020 (a)	503,545
		1,914,913
District of Columbia-0.7%
250,000	District of Columbia Revenue, National Law Enforcement Officers Memorial Fund, Inc.-Series B 5.750%, 07/01/2025	250,593
475,000	District of Columbia, Howard University-Series A 5.250%, 10/01/2022	520,932

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
240,000	District of Columbia, Methodist Home 4.500%, 01/01/2025	248,839
		1,020,364
Florida-2.2%
250,000	Capital Trust Agency, Inc. Revenue, First Mortgage Revenue-Silver Creek St. Augustine Project-Series A 6.500%, 01/01/2024	215,852
170,000	Capital Trust Agency, Inc. Revenue, River City Education Services, Inc. Project-Series A 4.625%, 02/01/2025	176,100
100,000	Celebration Pointe Community Development District No.1, Special Assessment Revenue 4.750%, 05/01/2024	105,287
200,000	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRC-Series A 5.000%, 11/15/2021	228,640
200,000	City Of Tampa, Solid Waste System Revenue 5.000%, 10/01/2020	227,870
300,000	Collier County Industrial Development Authority CCRC, Arlington of Naples Project-Series B-1 6.875%, 05/15/2021 (a)	301,338
340,000	Florida Development Finance Corp. Revenue, Tuscan Isle Champions Gate Project-Series A 6.000%, 06/01/2030 (a)	350,659
100,000	Florida Development Finance Corp., Educational Facilities Revenue Bonds, Miami Arts Charter School Project-Series A 5.000%, 06/15/2024 (a)	103,948
1,000,000	Palm Beach County Health Facilities Authority, Sinai Residences Boca Raton Project-Series C 6.000%, 06/01/2021	1,047,930
290,000	State Development Finance Corp. Revenue, Tuscan Isle Obligated Group-Series A 6.500%, 06/01/2025 (a)	308,902
75,000	Village Community Development District #11, Special Assessment Revenue 3.250%, 05/01/2019	75,537
		3,142,063
Georgia-4.2%
997,000	Georgia Local Government, Certificate Participation-Series A 4.750%, 06/01/2028	1,147,078
5,000,000	Walker County, Tax Anticipation Notes General Obligation 4.250%, 12/30/2016	5,000,600
		6,147,678
Guam-0.2%
250,000	Guam International Airport Authority-Series C 5.000%, 10/01/2021	281,915
Idaho-0.2%
220,000	Idaho Health Facilities Authority, The Terraces Boise Project-Series B-2 6.000%, 10/01/2021	220,264
Illinois-6.3%
100,000	Chicago Board of Education-Series A 5.500%, 12/01/2018	103,928
155,000	Chicago Board of Education, Dedicated Revenues (CS: Assured Guaranty Municipal) 5.000%, 12/01/2022	159,224
225,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2020	227,680

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
100,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2021	100,322
75,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2018	79,862
725,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2019	730,720
500,000	Chicago Board of Education, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 12/01/2016	507,425
200,000	Chicago Board of Education, Refunding-Series G (MUNIPSA*1+400.000 bps) 4.440%, 03/01/2032 (Putable on 08/04/2016) (b)	198,626
150,000	City of Chicago-Series A 4.000%, 01/01/2019	151,750
210,000	City of Chicago-Series A 4.000%, 01/01/2020	211,111
100,000	City of Chicago, General Obligation (CS: AMBAC) 5.000%, 12/01/2024	101,084
135,000	City of Chicago, General Obligation-Series A 5.000%, 01/01/2018	138,530
10,000	City of Chicago, General Obligation-Series A (CS: Assured Guaranty Municipal) 5.000%, 01/01/2023	10,033
70,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2018	71,160
40,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2026	40,135
1,000,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2027	1,012,170
600,000	Cook County School District No. 144, Prairie Hills-Series A 4.000%, 12/01/2033	639,660
310,000	Illinois Finance Authority Educational Facility Revenue, Senior Rogers Park Montessori School Project 5.000%, 02/01/2024	325,085
685,000	Illinois Finance Authority Revenue, Refunding Christian Homes (CS: Christian Homes, Inc. Obligation) 5.000%, 05/15/2031	790,326
440,000	Illinois Finance Authority, Belmont School Project 4.500%, 12/01/2020 (a)	450,397
635,000	Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth, General Obligation 4.500%, 10/01/2018	646,220
150,000	Southwestern Development Authority, Memorial Group, Inc. 5.750%, 11/01/2019	168,808
700,000	State of Illinois, General Obligation (CS: AMBAC) 5.000%, 04/01/2021	701,449
100,000	State of Illinois, General Obligation (CS: AMBAC) 5.000%, 11/01/2024	100,204
380,000	State of Illinois, General Obligation-Series A 5.000%, 03/01/2017	381,364

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
50,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2021	55,686
180,000	Stephenson County Revenue (CS: AMBAC) 4.500%, 12/01/2020	187,506
900,000	United City of Yorkville, Special Service NO. 04-104-MPI Grande Reserve Project 6.375%, 03/01/2034	902,160
		9,192,625
Indiana-1.5%
100,000	City of Anderson, Economic Development Revenue, Anderson University Project 5.000%, 10/01/2024	100,810
235,000	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project 5.875%, 01/01/2024	282,009
1,425,000	Indiana Finance Authority Revenue, Private Activity OH River Bridge-Series B (CS: Wvb East End Partners LLC) 5.000%, 01/01/2019	1,449,083
225,000	Indiana Finance Authority, King’s Daughters Hospital & Health Services 5.000%, 08/15/2020	250,920
50,000	Indiana Finance Authority, United States Steel Corp. 6.000%, 12/01/2019	49,995
		2,132,817
Iowa-1.2%
100,000	City of Coralville, Certificate of Participation-Series D 5.250%, 06/01/2022	100,108
1,065,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fert. Co. 5.000%, 12/01/2019	1,107,579
520,000	Iowa Higher Education Loan Authority, Wartburg College Project 2.500%, 10/01/2020	521,425
		1,729,112
Kansas-2.5%
1,040,000	Kansas Independent College Finance Authority, Anticipation Notes, Bethany College-Series A 6.950%, 05/01/2017 (a)	1,047,748
200,000	Kansas Independent College Finance Authority, Anticipation Notes, Bethel College-Series D 4.050%, 05/01/2017	201,492
1,600,000	Kansas Independent College Finance Authority, Anticipation Notes, Ottawa University-Series C 4.900%, 05/01/2017	1,611,776
235,000	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC) 5.125%, 01/01/2022	237,848
500,000	Wichita Airport Authority, FlightSafety International, Inc.-Series A (CS: Berkshire Hathaway, Inc.) 0.450%, 11/01/2031 (Putable on 08/04/2016) (b)	500,000
65,000	Wichita Health Care Facilities Revenue, Temps-80- Presbyterian Manors-Series IV-B-1 4.250%, 11/15/2021	65,135
		3,663,999
Kentucky-1.7%
1,000,000	Kentucky Economic Development Finance Authority, Baptist Life Community Project-Series S 5.500%, 11/15/2027	1,017,710

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
1,500,000	Ohio County Revenue, Big Rivers Electric Project-Series A (CS: Big Rivers Electric Corp.) 6.000%, 07/15/2031	1,526,790
		2,544,500
Louisiana-0.4%
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge-Series A 5.500%, 11/15/2025	270,820
250,000	Parish of St. Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp. 4.000%, 12/01/2040 (Putable on 06/01/2022) (b)	279,120
		549,940
Maryland-1.8%
110,000	Anne Arundel County, Consolidated Special Taxing District Bonds, Villages at Two Rivers Project 4.200%, 07/01/2024	114,398
500,000	City of Westminster, Lutheran Village at Miller’s Grant, Inc.-Series C 4.375%, 07/01/2021	519,800
500,000	City of Westminster, Lutheran Village at Miller’s Grant, Inc.-Series D 3.875%, 07/01/2019	512,100
1,445,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. 5.750%, 09/01/2025	1,412,025
		2,558,323
Massachusetts-0.4%
450,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.000%, 01/01/2021	450,999
30,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2017	30,110
50,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2022	50,130
		531,239
Michigan-2.6%
125,000	Charyl Stockwell Academy Revenue 4.875%, 10/01/2023	128,297
210,825	City of Detroit, General Obligation (CS: AGM) 5.000%, 04/01/2019	211,341
385,000	Jackson College Dormitories, College Housing Revenue 5.000%, 05/01/2021	403,773
435,175	Michigan Finance Authority, Exchanged Detroit Bonds-Series G (CS: AGM) 5.000%, 04/01/2019	436,311
1,000,000	Michigan Municipal Bond Authority, Local Government Public Improvement-Series A (CS: AMBAC) 5.000%, 12/01/2018	1,021,440
790,000	Michigan Strategic Fund Revenue, Genesee Power Station Project 7.500%, 01/01/2021	789,044
200,000	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project 5.125%, 11/15/2025	207,730

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
615,000	Michigan Tobacco Settlement Finance Authority-Series A 5.125%, 06/01/2022	608,709
		3,806,645
Minnesota-4.0%
540,000	City of Blaine Revenue, Crest View Senior Community Project-Series A 5.125%, 07/01/2025	577,206
145,000	City of Hugo, Charter School Lease Revenue, Noble Academy Project-Series A 4.000%, 07/01/2020	152,334
200,000	City of International Falls Revenue, Boise Cascade Corp. Project (CS: Officemax, Inc.) 5.650%, 12/01/2022	200,722
300,000	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project 4.000%, 02/01/2020	313,023
4,000,000	Minnesota Housing Finance Agency, Residential Housing-Series S (SPA: Wells Fargo Bank NA) 0.470%, 07/01/2038 (Putable on 08/04/2016) (b)	4,000,000
500,000	Rice County Revenue, St. Mary’s School-Series A 5.000%, 08/01/2022 (a)	543,925
		5,787,210
Mississippi-3.8%
500,000	Mississippi Business Finance Corp., Northrop Grumman Ship System 4.550%, 12/01/2028 (Putable on 12/01/2016) (b)	504,555
5,000,000	Mississippi Business Finance Corp., PSL-North America LLC Project-Series A (LOC: ICICI Bank) 3.000%, 11/01/2032 (Putable on 08/04/2016) (b)	5,000,000
		5,504,555
Missouri-0.9%
250,000	Saint Louis County Industrial Development Authority, Nazareth Living Center-Series B 3.850%, 08/15/2020	250,495
1,000,000	State Louis County Industrial Development Authority, St. Andrews Resources for Seniors Obligated Group-Series B 3.125%, 12/01/2019	1,004,410
		1,254,905
Nevada-0.2%
250,000	City of North Las Vegas, Refunding Bonds, Water and Sewer System-Series B (CS: AMBAC) 4.000%, 08/01/2017	250,108
New Hampshire-0.2%
250,000	New Hampshire Business Finance Authority, Casella Waste Systems, Inc. Project 4.000%, 04/01/2029 (Putable on 10/01/2019) (a)(b)	262,880
New Jersey-3.2%
415,000	Atlantic City Municipal Utilities Authority, Refunding Water System-Series 2007 (CS: AMBAC) 4.000%, 06/01/2018	415,116
2,000,000	New Jersey Economic Development Authority-Series XX 5.000%, 06/15/2024	2,291,940
700,000	New Jersey Economic Development Authority Revenue, Continental Airlines, Inc. Project (CS: United Airlines, Inc.) 4.875%, 09/15/2019	744,226

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
100,000	New Jersey Economic Development Authority, Charter School Revenue, Greater Brunswick Charter School Project-Series A 4.750%, 08/01/2024 (a)	105,790
500,000	New Jersey Economic Development Authority, Lions Gate Project-Series 2014 4.375%, 01/01/2024	531,395
125,000	New Jersey Economic Development Authority, Private Activity-The Goethals Bridge Replacement Project 5.250%, 01/01/2025	148,773
55,000	New Jersey Economic Development Authority, United Airlines, Inc. Project 5.500%, 04/01/2028	55,185
420,000	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A 4.500%, 06/01/2023	427,102
5,000	Tobacco Settlement Financing Corp. Revenue-Series 1-A 4.625%, 06/01/2026	5,056
		4,724,583
New Mexico-0.0% (c)
40,000	City of Albuquerque, Karsten Co.-Series A (LOC: U.S. Bank N.A.) 3.000%, 12/01/2017 (Putable on 08/04/2016) (b)	40,000
15,000	City of Albuquerque, Karsten Co.-Series B 3.000%, 12/01/2017 (Putable on 08/04/2016) (b)	15,000
		55,000
New York-9.2%
1,680,000	City of Poughkeepsie, Bond Anticipation Notes General Obligation-Series A 3.750%, 05/07/2017	1,691,911
1,150,000	Nassau County Tobacco Settlement Corp. Revenue, Asset Brookfield-Series A-2 5.250%, 06/01/2026 (Putable on 05/31/2026)	1,158,384
340,000	New York City Industrial Development Agency Revenue, American Airlines, Inc. 7.500%, 08/01/2016	340,000
500,000	New York City Industrial Development Agency Revenue, American Airlines, Inc.-Series B 2.000%, 08/01/2028 (Putable on 08/01/2016) (b)	500,000
600,000	New York City Transitional Finance Authority, Future Tax Secured Bond-Series A-3, (SPA: Dexia Credit Local) 0.590%, 08/01/2022 (Putable on 08/01/2016) (b)	600,000
300,000	New York State Dormitory Authority, Orange Regional Medical Center 6.000%, 12/01/2016	305,001
445,000	New York State Dormitory Authority, Touro College And University-Series A 4.000%, 01/01/2023	476,132
165,000	New York State Dormitory Authority, Yeshiva University 3.500%, 09/01/2016	165,291
15,000	New York State Dormitory Authority, Yeshiva University (CS: Yeshiva University) 5.000%, 09/01/2017	15,582
440,000	New York State Dormitory Authority, Yeshiva University-Series A 5.000%, 11/01/2018	470,607
95,000	New York State Dormitory Authority, Yeshiva University-Series A (CS: Yeshiva University) 5.000%, 11/01/2019	102,046
500,000	New York Transportation Development Corp., American Airlines, Inc. 5.000%, 08/01/2018	530,045
1,000,000	New York Transportation Development Corp., American Airlines, Inc. 5.000%, 08/01/2020	1,102,880
500,000	New York Transportation Development Corp., American Airlines, Inc. 5.000%, 08/01/2031	547,400
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 4.625%, 07/01/2022	111,629

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 5.000%, 07/01/2019	109,591
115,000	Suffolk Tobacco Asset Securitization Corp., General Obligation-Series A 5.000%, 06/01/2018	121,542
1,075,000	Town of Oyster Bay, Bond Anticipation Notes General Obligation-Series A 2.750%, 02/03/2017	1,076,924
2,000,000	Town of Oyster Bay, Bond Anticipation Notes General Obligation-Series C 4.000%, 06/01/2018	2,026,420
675,000	Town of Oyster Bay, General Obligation Public Improvement 3.000%, 08/15/2017	674,379
975,000	Town of Oyster Bay, General Obligation Public Improvement-Series A 3.500%, 03/15/2017	977,223
300,000	TSASC, Inc.-Series 1 5.000%, 06/01/2026	300,411
		13,403,398
North Carolina-0.6%
400,000	Guilford County Industrial Facilities & Pollution Control Financing Authority, Industrial Development (LOC: Commerce Bank N.A.) 0.570%, 03/01/2022 (Putable on 08/04/2016) (b)	400,000
500,000	North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series B 0.850%, 12/01/2020 (Putable on 09/01/2016) (b)	500,000
		900,000
North Dakota-0.5%
300,000	City of Bowman, Southwest Healthcare Services Project, Revenue Anticipation Notes-Series A 2.500%, 02/15/2017	300,039
500,000	City of Hazen Revenue, Sakakawea Medical Center Project 2.500%, 07/01/2017	500,415
		800,454
Ohio-4.0%
910,000	Buckeye Tobacco Settlement Financing Authority-Series A 5.125%, 06/01/2024	895,267
2,150,000	Buckeye Tobacco Settlement Financing Authority-Series A-2 5.375%, 06/01/2024	2,123,512
400,000	City of Cleveland, Airport Special Revenue, United Airlines, Inc. 5.375%, 09/15/2027	401,260
255,000	Licking County Revenue, Kendal Granville Obligation Group-Series B 3.750%, 07/01/2020	255,283
200,000	Ohio Air Quality Development Authority, AK Steel Corp. Project 6.750%, 06/01/2024	165,910
1,000,000	Ohio Air Quality Development Authority, First Energy Generation Corp.-Series S (CS: FirstEnergy Generation Corp.) 3.750%, 12/01/2023 (Putable on 12/03/2018) (b)	1,011,110
400,000	Ohio Air Quality Development Authority, First Energy Nuclear Generation Project-Series C 3.950%, 11/01/2032 (Putable on 05/01/2020) (b)	404,148
300,000	Ohio State Water Development Authority-Series B 4.000%, 01/01/2034 (Putable on 07/01/2021) (b)	302,925
265,000	Southeastern Ohio Port Authority, Memorial Health System 5.000%, 12/01/2016	267,645
		5,827,060

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
Oklahoma-2.1% (c)
1,510,000	Payne County Economic Development Authority, Epworth Living At The Ranch-SE (CS: White Woods Retirement) 4.750%, 11/01/2023	1,515,874
1,500,000	Payne County Economic Development Authority, Epworth Living At The Ranch-SE (CS: White Woods Retirement) 5.250%, 11/01/2024	1,510,305
50,000	Tulsa Industrial Authority-Series A (CS: NATL-RE) 6.000%, 10/01/2016	50,449
		3,076,628
Oregon-0.1%
80,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2019	84,791
100,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2024	116,742
		201,533
Pennsylvania-9.5%
2,390,000	Allegheny County Industrial Development Authority, Environmental Improvement Revenue, United States Steel Corp. 5.500%, 11/01/2016	2,398,174
1,750,000	Allegheny County Industrial Development Authority, Environmental Improvement Revenue, United States Steel Corp. 6.500%, 05/01/2017	1,775,060
325,000	Chester County Health & Education Facilities Authority, Simpson Senior Services Project 5.000%, 12/01/2025	358,595
505,000	Delaware County Authority Revenue, Eastern University (CS: Eastern University) 4.000%, 10/01/2019	518,569
1,000,000	Delaware County Authority Revenue, Eastern University 5.000%, 10/01/2027	1,063,060
1,500,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project-Series A 5.000%, 06/01/2031 (a)	1,543,335
1,035,000	Emmaus General Authority (SPA: Wells Fargo Bank N.A.) 0.470%, 12/01/2028 (Putable on 08/03/2016) (b)	1,035,000
100,000	Indiana County Hospital Authority, Regional Medical Center-Series A 5.000%, 06/01/2023	115,667
235,000	Lancaster Industrial Development Authority, Davco Family-Series A (SPA: Fulton Bank) 0.910%, 01/15/2023 (Putable on 08/04/2016) (b)	235,000
330,000	Moon Industrial Development Authority, Baptist Homes Society Obligation 5.000%, 07/01/2020	353,546
1,400,000	Pennsylvania Economic Development Financing Authority, Colver Project 5.000%, 12/01/2037 (Putable on 09/01/2020) (b)	1,452,150
575,000	Pennsylvania Economic Development Financing Authority, Shippingport Project-Series A (CS: Firstenergy Solutions) 2.550%, 11/01/2041 (Putable on 12/03/2018) (b)	566,013
695,000	Philadelphia Authority for Industrial Development Revenue, Discovery Charter School Project (CS: Discovery Charter School) 5.000%, 04/01/2022	693,262

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
800,000	Philadelphia Authority for Industrial Development Revenue, Kipp Philadelphia Charter School Project-Series A (CS: Kipp Philadelphia Charter) 4.000%, 04/01/2026	827,872
70,000	Philadelphia Authority for Industrial Development, Discovery Charter School Project 4.000%, 04/01/2017	69,470
380,000	Philadelphia Hospitals & Higher Education Facilities Authority, Refunding-Temple University Health System-Series B 5.500%, 07/01/2026	389,641
135,000	Pottsville Hospital Authority, Schuylkill Health System Project 5.250%, 07/01/2033 (a)	148,924
200,000	Pottsville Hospital Facilities Authority, Schuylkill Health System Project 5.750%, 07/01/2022	227,148
		13,770,486
Puerto Rico-5.1%
210,000	Commonwealth of Puerto Rico (CS: Assured Guaranty Municipal) 5.500%, 07/01/2018	218,858
500,000	Commonwealth of Puerto Rico-Series A (CS: NATL-RE) 5.500%, 07/01/2020	536,240
1,030,000	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2020	1,104,655
115,000	Commonwealth of Puerto Rico, Public Improvement (CS: Assured Guaranty Municipal) 5.500%, 07/01/2019	120,951
760,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017	774,911
265,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2018	279,739
220,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2019	235,217
885,000	Commonwealth of Puerto Rico, Public Improvement-Series A 5.500%, 07/01/2019	946,216
125,000	Commonwealth of Puerto Rico, Public Improvement-Series A 5.500%, 07/01/2021	133,255
100,000	Puerto Rico Electric Power Authority-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2020	100,969
200,000	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	206,284
265,000	Puerto Rico Electric Power Authority-Series NN 5.250%, 07/01/2019	281,496
155,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2020	156,418
335,000	Puerto Rico Electric Power Authority-Series UU 4.500%, 07/01/2018	347,422
250,000	Puerto Rico Electric Power Authority-Series UU (CS: Assured Guaranty Municipal) 5.000%, 07/01/2020	254,003
205,000	Puerto Rico Electric Power Authority Revenue-Series PP 5.000%, 07/01/2023	205,492

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
260,000	Puerto Rico Electric Power Authority Revenue-Series SS 5.000%, 07/01/2022	261,258
235,000	Puerto Rico Electric Power Authority Revenue-Series SS 4.000%, 07/01/2019	235,160
350,000	Puerto Rico Highways & Transportation Authority-Series E (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	362,649
200,000	Puerto Rico Highways & Transportation Authority Revenue-Series E 5.500%, 07/01/2023	210,044
500,000	Puerto Rico Municipal Finance Agency Revenue-Series C 5.250%, 08/01/2017	518,490
		7,489,727
Rhode Island-0.1%
100,000	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing-Care New England-Series A 5.000%, 09/01/2021	108,763
South Carolina-0.2%
85,000	Clarendon Hospital District, General Obligation 4.250%, 04/01/2017	87,083
85,000	Clarendon Hospital District, General Obligation 4.500%, 04/01/2018	90,441
65,000	South Carolina Jobs-Economic Development Authority, Palmetto Health 5.000%, 08/01/2019	71,698
		249,222
Tennessee-2.5%
3,220,000	Sevier County Public Building Authority, Local Government Public Improvement (CS: AMBAC, LOC: KBC Bank NV) 2.660%, 06/01/2026 (Putable on 08/04/2016) (b)	3,220,000
345,000	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.) 5.250%, 09/01/2018	374,253
		3,594,253
Texas-8.4%
650,000	Arlington Higher Education Finance Corp. Revenue, Newman International Academy-Series A 4.375%, 08/15/2026	665,652
500,000	Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue 5.000%, 12/01/2021	560,385
150,000	City of Houston Airport System, United Airlines, Inc.-Series C 5.000%, 07/15/2020	165,804
200,000	City of Houston Airport System, United Airlines, Inc. Terminal E Project 4.500%, 07/01/2020	219,034
215,000	City of Rowlett, Bayside Public Improvement District 4.900%, 09/15/2024	219,171
75,000	Decatur Hospital Authority, Wise Regional Health System.-Series A 5.000%, 09/01/2023	84,550
50,000	Gulf Coast Waste Disposal Authority, U.S. Steel Corp. Project 5.750%, 09/01/2017	50,402
170,000	Harris County Cultural Education Facilities Finance Corp. Revenue, Willow Winds Project-Series A 5.000%, 10/01/2023	192,233
570,000	Hidalgo County Health Services Corp., Hospital Revenue, Mission Hospital, Inc.-Series 2008 5.000%, 08/15/2016	570,199

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
500,000	Mission Economic Development Corp. Revenue, Senior Lien Natgasoline Project-Series B 5.750%, 10/01/2031 (a)	534,715
675,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2025	731,268
500,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2026	538,135
500,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series B 4.000%, 07/01/2031	530,675
255,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 4.000%, 07/01/2019	262,125
275,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 4.000%, 07/01/2021	282,274
300,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2023	321,690
330,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2025	353,499
300,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.000%, 07/01/2031	318,033
350,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series C 5.250%, 07/01/2036	373,674
150,000	New Hope Cultural Education Facilities Corp., Cardinal Bay, Inc. Village On The Park-Series D 6.000%, 07/01/2026	151,954
1,200,000	Port Beaumont Navigation District Revenue, Jefferson Energy Co. Project (CS: Jefferson Railport LLC; SPA: See Notes) 7.250%, 02/01/2036 (Putable on 02/13/2020) (a)(b)	1,268,088
600,000	Port of Port Arthur Texas Navigation District, Motiva Enterprises LLC-Series A 0.570%, 12/01/2039 (Putable on 08/01/2016) (b)	600,000
265,000	Red River Health Facilities Development Corp. Revenue, TEMPS-MRC Crossings Project-Series B-1 6.125%, 11/15/2020	265,710
80,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2022	96,345
50,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2023	61,042
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Buckingham Senior Living Project 3.875%, 11/15/2020	505,910
1,700,000	Texas Municipal Gas Acquisition & Supply Corp. I Revenue, Sr. Lien-Series D (CS: Merrill Lynch) 6.250%, 12/15/2026	2,157,759
100,000	Texas Public Finance Authority, Refunding, Southern University Financing System 5.000%, 11/01/2021	114,541
		12,194,867

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
Vermont-0.3%
385,000	Vermont Student Assistance Corp. Education Loan Revenue-Series A 3.000%, 06/15/2019	395,776
Virgin Islands-0.3%
485,000	Virgin Islands Public Finance Authority, Matching Fund Loan Note-Series A 5.000%, 10/01/2020	497,115
Washington-2.9%
425,000	Chelan County Development Corp., Pollution Control Alcoa Project 5.850%, 12/01/2031	425,990
245,000	Klickitat County Public Hospital District No. 2, Skyline Hospital 5.750%, 12/01/2017	249,756
400,000	Washington Housing Finance Commission, Rockwood Retirement Communities Project-Series B-1 5.875%, 01/01/2021 (a)	400,636
800,000	Washington Housing Finance Commission, TEMPS 65-Heron’s Key Senior Living 4.875%, 01/01/2022 (a)	818,528
180,000	Washington State Housing Finance Commission 5.000%, 01/01/2023	196,693
1,500,000	Washington State Housing Finance Commission, Bayview Manor Homes-Series B 2.800%, 07/01/2021 (a)	1,500,120
530,000	Washington State Housing Finance Commission, Single Family Program-Series 1A-R 4.000%, 12/01/2025	570,216
		4,161,939
West Virginia-0.7%
1,000,000	Ohio County WV Special District Excise Tax Revenue-Series B 4.375%, 03/01/2035	1,017,880
Wisconsin-0.5%
315,000	Public Finance Authority Revenue, Glenridge Palmer Ranch-Series A 7.000%, 06/01/2020	352,529
200,000	Public Finance Authority, Church Home Of Hartford 5.000%, 09/01/2025 (a)	227,318
180,000	Wisconsin Public Finance Authority, Roseman University of Health Sciences Project 5.000%, 04/01/2022	194,733
		774,580
	Total Municipal Bonds (Cost $143,372,202)	145,738,987
Short-Term Investments-0.0% (c)
$36,242	Federated Municipal Obligation Fund, 0.36%	36,242
	Total Short-Term Investments (Cost $36,242)	36,242
Total Investments (Cost $143,408,444) (d) -100.2%		145,775,229
Liabilities in Excess of Other Assets-(0.2)%		(306,962)
TOTAL NET ASSETS 100.0%		$145,468,267

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 11.3% of the Fund’s net assets.

(b) Variable Rate Security—The rate reported is the rate in effect as of July 31, 2016.

(c) Amount is less than 0.05%.

(d) See Note 2 for the cost of investments for federal tax purposes.

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

AGM-Assured Guaranty Municipal Corp.

AMBAC-American Municipal Bond Assurance Corp.

ARN-Auction Rate Note

CS-Credit Support

NA-North America

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SPA-Standby Purchase Agreement

Alpine Income Trust

Notes to Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

1. Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware statutory trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund are two separate series of the Income Trust. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Ultra Short Municipal Income Fund seeks high after-tax current income consistent with preservation of capital. Alpine High Yield Managed Duration Municipal Fund seeks a high level of current income exempt from federal income tax. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2016:

	Valuation Inputs
Ultra Short Municipal Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$1,105,749,734	$—	$1,105,749,734
Money Market Funds	—	53,224	—	53,224
Total	$—	$1,105,802,958	$—	$1,105,802,958

	Valuation Inputs
High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$145,738,987	$—	$145,738,987
Short-Term Investments	—	36,242	—	36,242
Total	$—	$145,775,229	$—	$145,775,229

* For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Ultra Short Municipal Income Fund	$1,105,538,156	$368,405	$(103,603)	$264,802
High Yield Managed Duration Municipal Fund	143,408,444	2,547,933	(181,148)	2,366,785

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the respective Funds at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 23, 2016

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 23, 2016

* Print the name and title of each signing officer under his or her signature.